Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies

Note 9 - Commitments and contingencies

Leases

The Company leases office spaces in South Carolina under operating lease agreements with related parties, which have a remaining lease term of up to five years, some of which include options to extend on a month-to-month basis, and some of which include options to terminate the lease. These options are excluded from the calculation of the ROU asset and lease liability until it is reasonably certain that the option will be exercised. The Company recognized an operating lease expense of $555,806 within Selling, general, and administrative expense on the statement of income for the year ended December 31, 2022. Operating lease expense included variable lease expense of $92,285 for the year ended December 31, 2022. The weighted-average discount rate for the operating leases entered into during the year ended December 31, 2022 was 4.90% and the weighted-average remaining lease term was 2.16 years.

During the year ended December 31, 2022, the Company closed on 19 sale-leaseback transactions with related parties. For information on sale-leaseback transaction with related parties, see Note 6 – Related party transactions.

The maturity of the contractual, undiscounted operating lease liabilities as of December 31, 2022 are as follows:

December 31,	Lease Payment
2023	578,280
2024	305,400
2025	121,200
2026	48,000
2027 and thereafter	—
Total undiscounted operating lease liabilities	$1,052,880
Interest on operating lease liabilities	(51,603)
Total present value of operating lease liabilities	$1,001,277

Total rent expense for the year ended December 31, 2021 was $931,078.

The Company has certain leases which have initial lease terms of twelve months or less (“short-term leases”). The Company elected to exclude these leases from recognition, and these leases have not been included in our recognized operating ROU assets and operating lease liabilities. The Company recorded $94,386 and $344,016 of rent expense related to the short-term leases within selling, general and administrative expense on the Statements of Income for the year ended December 31, 2022, and 2021, respectively.

Litigation

The Company is considered to be the primary responsible party for claims and lawsuits brought against the Shareholders and Other Affiliates based on its financial resources. The Company is subject to claims and lawsuits that may arise primarily in the ordinary course of business, which consist mainly of construction defect claims. It is management’s opinion that if a claim has merit, other parties will be partially responsible or liable for the claim. When the Company believes that a loss is probable and estimable and not fully able to be recouped, the Company will record an expense and corresponding contingent liability. As of the date of these financial statements, management believes that the Company has not incurred a liability as a result of any claims. Below is a summary of current pending litigation involving the Company.

The Company is a defendant in a claim involving residential construction defects associated with the premature deterioration of sloped land behind neighboring homes, where the Company served as the general contractor for original construction of the residence in 2013. The Company asserts the slope failure that has caused damage to the structural integrity of the plaintiff’s homes is the result of the plaintiff’s next-door neighbor who voluntarily cleared vegetation from the rear of their home thereby causing the erosion of soil and resulting damages. In 2022, the matter was settled, and the case was dismissed for an immaterial amount.

The Company is a defendant in a class action lawsuit claiming that the Company required the lawsuit’s representative to sign a waiver of the common law warranty of habitability in the contract for sale but received no compensation for the waiver. The representative and other members of the class that purchased using the same contract seek compensation for the value of the waiver. The suit specifically declines to claim that there was any construction defect in the homes sold by the Company. Management and legal counsel for the Company are uncertain as to the likelihood of the outcome of the case and the amount of potential damages is neither known nor reasonably estimable. No amounts have been accrued for the matter. A hearing before the S.C. Court of Appeals was held in April 2021 regarding arbitration; however, the court has not rendered a decision. If this case were to go to trial it is anticipated that the matter would be unresolved for several years.

DiamondHead Holdings Corp.
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of working capital loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration rights agreement signed upon the effective date of Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Amended and Restated Registration Rights Agreement

The Business Combination Agreement contemplates that, upon completion of the Merger, the Company (which expects to be named United Homes Group, Inc. at that time), the Sponsor, certain securityholders of the Company and certain former stockholders of GSH will enter into an Amended and Restated Registration Rights Agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, among other things, UHG agrees to file a shelf registration statement with respect to the registrable securities under the A&R Registration Rights Agreement within 45 days of the Closing. Up to two times in any 12-month period, certain legacy DHHC securityholders and legacy GSH stockholders may request to sell all or any portion of their registrable securities in an underwritten offering that is registered pursuant to the shelf registration statement, so long as the total offering price is reasonably expected to exceed $10,000,000. The combined company will also provide customary “demand” and “piggyback” registration rights. The A&R Registration Rights Agreement will provide that UHG will pay certain expenses relating to such registrations and indemnify the securityholders against certain liabilities.

Further, each securityholder party to the A&R Registration Rights Agreements agrees not to transfer any of their registrable securities subject to lock-up transfer restrictions (as described in the A&R Registration Rights Agreement) until the end of the applicable Lock-Up Period (as defined in the A&R Registration Rights Agreement) subject to certain customary exceptions described therein.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of Initial Public Offering to purchase up to 4,500,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On January 28, 2021, the underwriters fully exercised the over-allotment option.

The underwriter was entitled to a cash underwriting discount of $0.20 per Unit, or $6.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriter was entitled to a deferred fee of $0.35 per Unit, or approximately $12.1 million in the aggregate.

Effective as of August 10, 2022, the underwriter from the Initial Public Offering resigned and withdrew from its role in any Business Combination and waived its entitlement to the deferred underwriting commissions in the amount of approximately $12.1 million. The Company recognized approximately $11.8 million of the commissions waiver as a reduction to additional paid-in capital in the consolidated statements of changes in stockholders’ deficit for the year ended December 31, 2022, as this portion represents an extinguishment of deferred underwriting commissions on Public Shares which was originally recognized directly in accumulated deficit. The remaining balance of approximately $272,000 is recognized as a gain from settlement of deferred underwriting commissions on public warrants in the consolidated statements of operations, which represents the original amount expensed in the Company’s initial public offering.

Contingent Fee Arrangement

The Company has entered into certain engagement letters with Zelman Partners LLC (“Zelman”) for financial advice and assistance in connection with its search for a prospective initial business combination. Pursuant to the engagement letters, the Company agreed to pay Zelman a transaction fee in cash of $4,500,000 plus, in the Company’s sole discretion, an additional transaction fee of between $0 to $1,000,000 (collectively, the “Transaction Fees”). The Transaction Fees were contingent upon the closing of a Business Combination and therefore not included as liabilities on the consolidated balance sheets.

Additionally, if the Company or any of its affiliates enters into an agreement with respect to the acquisition of all or a portion of a target company in the homebuilding industry (the “Agreement”) and (i) such Agreement is terminated prior to consummation of such acquisition or the acquisition is otherwise not consummated and (ii) the Company receives a payment or other consideration (the “Payment”) at any time related to such termination or non-consummation, the Company agrees to pay to Zelman a transaction fee of the lesser of (i) the Transaction Fee that would have been payable had the sale been consummated and (ii) 25% of such Payment in cash if and when such Payment is made to the Company.